Summary of significant accounting policies (Finance Receivables on Nonaccrual Status) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 35,459	¥ 37,572
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	6,897	7,064
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	2,117	2,297
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	12,484	15,018
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	13,856	12,632
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 105	¥ 561